Stock Option Plans (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period			4 years
Percentage of options to be vested in current anniversary			25.00%
Percentage of options to be vested in future anniversaries			25.00%
Number of installments for options to be vested			36 months
Maximum life of options			10 years
Weighted average grant date fair value of options granted	$ 5.26		$ 3.10	$ 1.05	$ 0.98
Total intrinsic value of options exercised	$ 8,714,000		$ 1,306,000	$ 142,000	$ 66,000
Stock-based compensation expense relating to issuance of stock options	2,275,000	1,130,000	1,687,000	1,068,000	865,000
Total unrecognized compensation costs	9,509,000		5,426,000
Weighted average period for recognition of compensation costs	1 year 8 months 23 days		2 years 2 months 12 days
Total fair value of options vested			1,518,000	1,598,000	1,028,000
Common stock options issued	34,010,609		1,063,368	571,524
Estimated fair value of unvested awards			146,000
Compensation expense recognized			$ 125,000
Percentage of increase in shares under plan	4.00%
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			10,054,246
2006 U.S. Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			193,926
2006 Plan And 2006 U.S. Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future grant	398,806		1,359,699
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock options issued				46,000
Options granted during 2009 or 2011			0
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	3,750,000